Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000032337
Shareholder Report [Line Items]
Fund Name	Haverford Quality Growth Stock Fund
Trading Symbol	HAVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Haverford Quality Growth Stock Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.haverfordfunds.com/fund-overview.html. You can also request this information by contacting us at 1-866-301-7212.
Additional Information Phone Number	1-866-301-7212
Additional Information Website	http://www.haverfordfunds.com/fund-overview.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Haverford Quality Growth Stock Fund	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
AssetsNet	$ 282,808,430
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 901,201
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.5%
Energy	1.2%
Materials	2.1%
Utilities	2.3%
Communication Services	3.0%
Consumer Discretionary	7.3%
Consumer Staples	10.7%
Industrials	11.9%
Health Care	16.4%
Financials	20.0%
Information Technology	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	7.0%
Apple	6.7%
Mastercard, Cl A	5.7%
Costco Wholesale	5.4%
JPMorgan Chase	5.2%
RTX	4.7%
Honeywell International	4.2%
TJX	4.2%
Oracle	4.0%
BlackRock Funding	4.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-301-7212
Updated Prospectus Web Address	http://www.haverfordfunds.com/fund-overview.html